Note 12 - Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Three Months Ended March 31, 2020
	Common Stock		Paid in	Accumulated Other	Non-controlling	Accumulated	Total
	Shares	Amount	Capital	Comprehensive Loss	interest	Deficit	Stockholder's Equity
Balance December 31, 2019	4,111,082	$410.66	$185,297,069	$(2,274,187)	$(231,999)	$(178,750,633)	$4,040,659
Share based compensation	14,672	1.47	45,896	-	-	-	45,897
Expenses paid in connection with ESOUSA transaction	-	-	(5,000)	-	-	-	(5,000)
Net income (loss)	-	-	-	-	(11,228)	(1,366,216)	(1,377,444)
Comprehensive income - foreign currency translation	-	-	-	130,813	-	-	130,813
Balance March 31, 2020	4,125,754	$412.13	$185,337,965	$(2,143,374)	$(243,227)	$(180,116,849)	$2,834,927
	Three Months Ended March 31, 2021
	Common Stock		Paid in	Accumulated Other	Non-controlling	Accumulated	Total
	Shares	Amount	Capital	Comprehensive Loss	interest	Deficit	Stockholder's Equity
Balance December 31, 2020	4,997,349	$499.28	$189,700,103	$(2,259,410)	$(267,053)	$(184,692,067)	$2,482,072
Share based compensation	807	0.08	11,258	-	-	-	11,258
ESOUSA transaction	200,000	20.00	1,999,980	-	-	-	2,000,000
Net income (loss)	-	-	-	-	(14,140)	304,562	290,422
Comprehensive loss - foreign currency translation	-	-	-	18,583	-	-	18,583
Balance March 31, 2021	5,198,156	$519.37	$191,711,341	$(2,240,828)	$(281,193)	$(184,387,504)	$4,802,335